Financial Liabilities at Fair Value through Profit or Loss - Schedule of Issued Series of Convertible Preference Shares (Details) - Convertible Promissory Notes [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Issuance amount	$ 375,000
Holder J [Member]
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Issuance date	2025.6.13
Issuance amount	$ 50,000
Interest rate	10.00%
Holder K [Member]
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Issuance date	2025.7.16
Issuance amount	$ 25,000
Interest rate	10.00%
Holder L [Member]
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Issuance date	2025.8.12
Issuance amount	$ 150,000
Interest rate	10.00%
Holder L [Member]
Schedule of Issued Series of Convertible Preference Shares [Line Items]
Issuance date	2025.9.22
Issuance amount	$ 150,000
Interest rate	10.00%